Goodwill and Intangible Assets, Net - Summary of Definite Lived Intangible Assets Net (Detail) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Finite-Lived Intangible Assets [Line Items]
Carrying Amount	$ 10,713	$ 10,667	$ 10,534
Accumulated Amortization	(2,678)	(2,133)	(1,053)
Net Amount	8,035	8,534	9,481
Trade names [Member]
Finite-Lived Intangible Assets [Line Items]
Carrying Amount	10,372	10,372	10,372
Accumulated Amortization	(2,669)	(2,099)	(1,053)
Net Amount	7,703	8,273	9,319
Foreign currency translation adjustment [Member]
Finite-Lived Intangible Assets [Line Items]
Carrying Amount	341	295	162
Accumulated Amortization	(9)	(34)
Net Amount	$ 332	$ 261	$ 162